Summary of Significant Accounting Policies - Additional Information (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) CashGeneratingUnit Segment	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Aug. 31, 2021
Summary Of Significant Accounting Policies [Line Items]
Number of cash-generating units | CashGeneratingUnit	1
Impairments	$ 0	$ 0	$ 0
Loan agreement description	In December 2020, the Group entered into a two-year fixed rate term loan agreement with an investor which is accounted for at amortized cost using the effective interest method
Incremental costs to obtain contracts with customers	$ 0
Costs to fulfill contracts with customers	$ 0
Deferred offering costs		$ 180,000
Incremental borrowing rate	8.00%	10.50%	10.50%	8.00%
Number of segment | Segment	1
Capitalized Intangible Assets
Summary Of Significant Accounting Policies [Line Items]
Intangible asset estimated useful life, description	Capitalized intangible assets are amortized over their useful life using straight-line basis
Intangible asset, estimated useful life	60 months
Mobile Apps
Summary Of Significant Accounting Policies [Line Items]
Intangible asset estimated useful life, description	the Group had one finite-life mobile apps intangible asset, amortized straight-line over its estimated useful life of 48 months
Intangible asset, estimated useful life	48 months	48 months	48 months
Customer Contracts
Summary Of Significant Accounting Policies [Line Items]
Intangible asset estimated useful life, description	Customer contracts are amortized over their useful life using the straight-line method.
Customer Contracts | Minimum
Summary Of Significant Accounting Policies [Line Items]
Intangible asset, estimated useful life	12 months
Customer Contracts | Maximum
Summary Of Significant Accounting Policies [Line Items]
Intangible asset, estimated useful life	24 months